Concentrations of Credit Risk and Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%		10.00%		10.00%
Entity A, a related party [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	40.25%		35.19%		12.63%
Jiangshan Town [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	35.87%		31.70%			[1]
Beijing Aritime [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	0.00%	[1]	13.34%			[1]
Entity B [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	0.00%	[1]		[1]	32.19%
Dalian Yihe [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	0.00%	[1]		[1]	20.93%

[1]	Less than 10%